FINANCIAL RISK MANAGEMENT - Interest rate risks (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
MTS Bank's capital adequacy ratio as per CBR requirements on own capital	8.00%
MTS Bank's capital adequacy ratio as per CBR requirements on base capital	4.50%
MTS Bank's capital adequacy ratio as per CBR requirements on main capital	6.00%
Capital adequacy ratio of MTS bank as per the CBR requirements for own capital	16.07%	12.54%
Capital adequacy ratio of MTS bank as per the requirements of CBR for base capital	12.55%	9.65%
Capital adequacy ratio of MTS bank as per the CBR requirements for main capital	13.78%	10.83%
interest rate swaps
FINANCIAL RISK MANAGEMENT
Notional amount	₽ 25,000	₽ 22,288
interest rate swaps | Fixed Interest Rate [Member]
FINANCIAL RISK MANAGEMENT
Percentage of the Group's hedged bank loans covered by swap agreements	10.60%	8.30%